UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	April 11, 2008

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		88
Form 13F Information Table Value Total:		$166,516







                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp. (New)               COM              00206R102     4158   108572 SH       Sole                   107988               584
Abbott Laboratories            COM              002824100     2299    41680 SH       Sole                    41680
Allegheny Energy               COM              017361106      222     4400 SH       Sole                     4400
BP p.l.c. ADR                  COM              055622104     1232    20308 SH       Sole                    20308
BRE Properties                 COM              05564E106     2142    47006 SH       Sole                    46206               800
Biotech HOLDRs ETF             COM              09067D201     3679    21200 SH       Sole                    21200
Bristol-Myers Squibb           COM              110122108     1834    86125 SH       Sole                    85425               700
Bunge Ltd.                     COM              G16962105     3640    41900 SH       Sole                    41900
Burlington Northern Santa Fe   COM              12189T104      364     3947 SH       Sole                     3947
CSX Corp.                      COM              126408103      732    13060 SH       Sole                    13060
Chesapeake Energy Corp.        COM              165167107     3690    79963 SH       Sole                    78963              1000
Chevron Corporation (fmly. Che COM              166764100     9268   108572 SH       Sole                   108110               462
ConocoPhillips                 COM              20825C104     1530    20076 SH       Sole                    20076
Copart Inc.                    COM              217204106     1477    38100 SH       Sole                    38100
Corn Products International In COM              219023108     1356    36500 SH       Sole                    36500
CurrencyShares Japanese Yen Tr COM              23130A102     1027    10250 SH       Sole                     9750               500
DNP Select Income Fund (fmly.  COM              23325p104     1579   144996 SH       Sole                   144996
Donnelley (RR) & Sons (New)    COM              257867101     1763    58165 SH       Sole                    57665               500
Du Pont                        COM              263534109     2438    52130 SH       Sole                    52130
Duke-Weeks Realty Corp.        COM              264411505      452    19800 SH       Sole                    19000               800
Edison International (formerly COM              281020107      515    10510 SH       Sole                    10510
Emerson Electric               COM              291011104     4747    92245 SH       Sole                    91645               600
Energy Select Sector SPDR      COM              81369Y506      607     8200 SH       Sole                     7800               400
ExxonMobil                     COM              30231g102     2425    28667 SH       Sole                    28667
General Electric               COM              369604103     1224    33080 SH       Sole                    33080
GlaxoSmithKline plc            COM              37733W105     2412    56850 SH       Sole                    56350               500
HCP, Inc.                      COM              421915109     1653    48900 SH       Sole                    48900
Hawaiian Electric              COM              419870100     1069    44800 SH       Sole                    44800
Healthcare Realty Trust        COM              421946104      200     7650 SH       Sole                     7650
Heinz (H.J.)                   COM              423074103     2304    49050 SH       Sole                    48750               300
Hill-Rom Holdings, Inc.(fmly.  COM              431573104      325     6800 SH       Sole                     6800
Iberdrola, Inc.                COM              450737101      276     4435 SH       Sole                     4435
Intel Corp.                    COM              458140100      429    20261 SH       Sole                    20261
Johnson & Johnson              COM              478160104     2460    37922 SH       Sole                    37922
Kimberly-Clark                 COM              494368103     1285    19900 SH       Sole                    19900
Liberty Interactive Series A   COM              53071M104      351    21772 SH       Sole                    21512               260
Liberty Media Entertainment Se COM              53071M500      374    16504 SH       Sole                    16296               208
Lilly, Eli                     COM              532457108      814    15770 SH       Sole                    15770
Lincoln National Corp.         COM              534187109      606    11653 SH       Sole                    11653
Microsoft                      COM              594918104     2597    91504 SH       Sole                    90704               800
Monsanto Company               COM              61166W101      282     2525 SH       Sole                     2525
Nastech Pharmaceutical Co. Inc COM              631728409       87    37000 SH       Sole                    37000
Norfolk Southern               COM              655844108      326     6000 SH       Sole                     6000
Oracle Corp.                   COM              68389X105     2034   103969 SH       Sole                   103969
PG&E Corporation               COM              69331C108     1087    29530 SH       Sole                    29530
Pepsico Inc.                   COM              713448108     2712    37564 SH       Sole                    37264               300
Pfizer Inc.                    COM              717081103      818    39085 SH       Sole                    39085
Pimco Floating Rate Strategy F COM              72201J104      564    44900 SH       Sole                    44900
Plum Creek Timber Company, Inc COM              729251108     3057    75100 SH       Sole                    74600               500
PowerShares Water Resources    COM              73935X575      314    16300 SH       Sole                    15800               500
Procter & Gamble               COM              742718109    24640   351653 SH       Sole                   351166               487
Rayonier Inc.                  COM              754907103     1321    30400 SH       Sole                    30100               300
Royal Dutch Shell ADR Class A  COM              780259206      214     3100 SH       Sole                     3100
Safeguard Scientifics          COM              786449108      234   157350 SH       Sole                   157350
Schering Plough                COM              806605101      719    49910 SH       Sole                    49410               500
Schlumberger, Ltd.             COM              806857108      207     2385 SH       Sole                     2385
Telecom Corp. of New Zealand A COM              879278208      811    54524 SH       Sole                    53813               711
TransCanada PL                 COM              89353D107     3273    84950 SH       Sole                    84650               300
Unilever PLC                   COM              904767704     3010    89270 SH       Sole                    89270
Union Pacific Corp.            COM              907818108      509     4060 SH       Sole                     4060
United Dominion Realty Trust   COM              910197102      417    17000 SH       Sole                    17000
United Technologies            COM              913017109     2342    34026 SH       Sole                    34026
Verizon Corporation            COM              92343V104     1377    37782 SH       Sole                    37782
Washington REIT SBI            COM              939653101      234     7000 SH       Sole                     7000
iShares Dow Jones US Basic Mat COM              464287838     2026    27300 SH       Sole                    27100               200
iShares MSCI Japan Index       COM              464286848      881    71200 SH       Sole                    70200              1000
iShares MSCI Singapore         COM              464286673     2173   170170 SH       Sole                   170170
ASA (Bermuda) Limited          COM              G3156P103     4740    57850 SH       Sole                    57350               500
BHP Billiton Ltd.              COM              088606108      316     4800 SH       Sole                     4800
Central Fund of Canada Ltd.    COM              153501101     4629   367967 SH       Sole                   367967
Freeport McMoRan Copper & Gold COM              35671D857     1693    17600 SH       Sole                    17600
Goldcorp, Inc.                 COM              380956409     5318   137250 SH       Sole                   135750              1500
Hecla Mining                   COM              422704106     1103    98800 SH       Sole                    98800
IAMGOLD Corporation            COM              450913108      669    91250 SH       Sole                    91250
Kinross Gold Corporation       COM              496902404      754    34100 SH       Sole                    34100
Newmont Mining                 COM              651639106     5655   124832 SH       Sole                   123832              1000
Pan American Silver Corp.      COM              697900108     3849   100310 SH       Sole                   100310
Yamana Gold, Inc.              COM              98462Y100      146    10000 SH       Sole                    10000
iShares Silver Trust           COM              46428Q109      435     2550 SH       Sole                     2550
streetTracks Gold Shares       COM              863307104     2351    26000 SH       Sole                    26000
Aegon 6.375% Pfd. Callable 6/1 PFD              007924301      670    33000 SH       Sole                    32500               500
Citigroup Cap. VII Preferred   PFD              17306N203      813    36700 SH       Sole                    36200               500
Deutsche Bank CAP Fund IX 6.62 PFD              25153Y206      678    29500 SH       Sole                    29000               500
Gabelli Global Gold 6.625% Pfd PFD              36244N208     2020    80000 SH       Sole                    80000
ING Groep NV 6.125 Perpetual D PFD              456837509      380    18000 SH       Sole                    18000
Lehman Brothers Holdings 6.5%  PFD              524908720     2029   110400 SH       Sole                   109400              1000
Royal Bank of Scotland 6.35% P PFD              780097770      684    31000 SH       Sole                    30000              1000
Templeton Global Income Fund   COM              880198106      361    37700 SH       Sole                    35700              2000